Policyholder Claims and Benefits - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detail Information About Policyholder Claims And Benefits Paid [line items]
Fair value changes on for account of policyholder financial assets		€ 23,811	€ 20,982	€ 33,188
Increase (decrease) of technical provisions for life insurance contracts		(1,095)	3,412	2,490
Expense for policyholder claims and benefits, without reduction for reinsurance held		€ 41,852	€ 42,006	€ 56,856
Lumpsum Buyout Program [Member] | Policyholder claims and benefits [Member]
Disclosure Of Detail Information About Policyholder Claims And Benefits Paid [line items]
Expense for policyholder claims and benefits, without reduction for reinsurance held	€ 49